Segment report	12 Months Ended
Dec. 31, 2025
Disclosure Of Entity Reportable Segments [Abstract]
Segment report
50.	Segment report
The Group’s acquisition of PAObank was completed and the PAObank became a wholly-owned subsidiary of the Group in 2024. Based on the assessment of reportable segments under IFRS 8, the Group determined that only one operating segment needs to be reported as none of the operating segments, other than the lending-related business, meets the quantitative thresholds in terms of revenue, profit or loss, and assets for the year ended 31 December 2024.
As digital banking business meets the quantitative threshold in terms of profit or loss for the year ended 31 December 2025, segment information is reported as follows:

Lending-related business	-	Retail credit and enablement, consumer finance loan
Digital banking business	-	Retail banking and SME banking

The principal executive officer is the Chief Operating Decision Maker (CODM) and monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements. However, withholding taxes are managed on a group basis and are not allocated to operating segments.
No revenue from transactions with a single external customer or counterparty amounted to 10% or more of the Group’s total revenue in 2024 or 2025.

Year ended 31 December 2024	Lending- related business	Digital banking business	Others and eliminations (a)	Consolidated

	RMB’000	RMB’000	RMB’000	RMB’000
Service income	13,269,082	123	(20,614)	13,248,591
External customers	13,258,127	123	(9,659)	13,248,591
Inter-segment	10,955	—	(10,955)	—
Net interest income	12,252,365	57,685	1,278	12,311,328
Investment income/(loss)	(969,967)	47,037	(122,890)	(1,045,820)
Share of net losses of investments accounted for using the equity method	(691)	—	—	(691)

Total income	24,550,789	104,845	(142,226)	24,513,408

Sales and marketing expenses	(5,211,047)	(35,855)	1,449	(5,245,453)
General and administrative expenses	(1,736,182)	(30,515)	(147,645)	(1,914,342)
Operation and servicing expenses	(4,874,498)	(80,301)	1,352	(4,953,447)
Technology and analytics expenses	(1,071,840)	(49,902)	18,778	(1,102,964)
Credit impairment losses	(12,544,752)	(64,488)	(3,667)	(12,612,907)
Depreciation and amortization	(388,252)	(34,271)	(2,999)	(425,522)
Others	413,175	(63,764)	(686,869)	(337,458)

Total expenses	(25,413,396)	(359,096)	(819,601)	(26,592,093)

Segment loss before taxation	(862,607)	(254,251)	(961,827)	(2,078,685)
Income tax expense	(472,871)	—	(1,051,959)	(1,524,830)

Segment loss	(1,335,478)	(254,251)	(2,013,786)	(3,603,515)

Total assets	199,001,686	4,884,657	(349,700)	203,536,643

Total liabilities	115,102,461	4,124,629	711,796	119,938,886

Year ended 31 December 2025	Lending- related business	Digital banking business	Others and eliminations (a)	Consolidated

	RMB’000	RMB’000	RMB’000	RMB’000
Service income	12,294,156	2,958	(18,648)	12,278,466
External customers	12,277,668	2,640	(1,842)	12,278,466
Inter-segment	16,488	318	(16,806)	—
Net interest income	13,102,453	91,707	220	13,194,380
Investment income/(loss)	1,622,699	108,057	(75,992)	1,654,764

Total income	27,019,308	202,722	(94,420)	27,127,610

Sales and marketing expenses	(3,870,154)	(63,732)	10,324	(3,923,562)
General and administrative expenses	(1,511,519)	(50,572)	(279,395)	(1,841,486)
Operation and servicing expenses	(3,685,504)	(108,658)	3,052	(3,791,110)
Technology and analytics expenses	(902,023)	(73,671)	12,349	(963,345)
Credit impairment losses	(16,434,843)	(123,028)	(545)	(16,558,416)
Depreciation and amortization	(248,038)	(14,619)	(4,006)	(266,663)
Others	222,508	(17,000)	(566,282)	(360,774)

Total expenses	(26,429,573)	(451,280)	(824,503)	(27,705,356)

Segment profit/(loss) before taxation	589,735	(248,558)	(918,923)	(577,746)
Income tax expense	(502,192)	—	(631,673)	(1,133,865)

Segment profit/(loss)	87,543	(248,558)	(1,550,596)	(1,711,611)

Total assets	200,937,283	11,194,673	(4,017,309)	208,114,647

Total liabilities	119,523,801	10,059,051	(3,509,280)	126,073,572

(a)
Others and eliminations mainly represented the Group’s assets, liabilities, income and expenses that are held or incurred for corporate function; or unable to be allocated to a segment on a reasonable basis.